Insurance Liabilities - Schedule of liabilities by product (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	$ 64,270
Effect of changes in assumptions		$ 123	$ 92
Effect of actual variances from expected experience		(72)	385
Adjusted beginning of year balance		14,838	14,153
Issuances	1,358	1,727
Interest accrual	445	446
Other	0	0
Net liability for future policy benefits, end of period	50,518	64,270
Less: Reinsurance recoverable:	(22,984)	(30,621)
Net liability for future policy benefits after reinsurance recoverable	27,534	33,649
Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	5,007	5,172
Effect of changes in assumptions		(24)	(116)
Effect of actual variances from expected experience		299	327
Adjusted beginning of year balance		5,282	5,383
Assessments	689	671
Excess benefits paid	(909)	(859)
Interest accrual	128	138
Other	(11)	24
Changes related to unrealized appreciation (depreciation) of investments	(1,824)	(350)
Net liability for future policy benefits, end of period	3,355	5,007
Less: Reinsurance recoverable:	(191)	(200)
Net liability for future policy benefits after reinsurance recoverable	3,164	4,807
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	18,535
Effect of changes in assumptions		123	164
Effect of actual variances from expected experience		(79)	371
Adjusted beginning of year balance		13,707	12,954
Issuances	1,358	1,727
Interest accrual	397	392
Other	(1)	0
Net liability for future policy benefits, end of period	13,354	18,535
Less: Reinsurance recoverable:	(1,107)	(1,715)
Net liability for future policy benefits after reinsurance recoverable	$ 12,247	$ 16,820
Weighted average liability duration of the liability for future policy benefits (in years)	12 years 2 months 12 days	14 years 4 months 24 days
Life Insurance | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	$ 4,952	$ 5,117
Effect of changes in assumptions		(24)	(116)
Effect of actual variances from expected experience		303	331
Adjusted beginning of year balance		5,231	5,332
Assessments	687	669
Excess benefits paid	(909)	(859)
Interest accrual	126	136
Other	(11)	24
Changes related to unrealized appreciation (depreciation) of investments	(1,824)	(350)
Net liability for future policy benefits, end of period	3,300	4,952
Less: Reinsurance recoverable:	(191)	(200)
Net liability for future policy benefits after reinsurance recoverable	$ 3,109	$ 4,752
Weighted average liability duration of the liability for future policy benefits (in years)	26 years 3 months 18 days	27 years 1 month 6 days
Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	$ 28,855
Effect of changes in assumptions		$ 0	(72)
Effect of actual variances from expected experience		7	14
Adjusted beginning of year balance		1,131	1,199
Issuances	0	0
Interest accrual	48	54
Other	1	0
Net liability for future policy benefits, end of period	21,837	28,855
Less: Reinsurance recoverable:	(21,837)	(28,855)
Net liability for future policy benefits after reinsurance recoverable	$ 0	$ 0
Weighted average liability duration of the liability for future policy benefits (in years)	11 years 4 months 24 days	13 years 8 months 12 days
Corporate & Other | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	$ 55	$ 55
Effect of changes in assumptions		0	0
Effect of actual variances from expected experience		(4)	(4)
Adjusted beginning of year balance		51	$ 51
Assessments	2	2
Excess benefits paid	0	0
Interest accrual	2	2
Other	0	0
Changes related to unrealized appreciation (depreciation) of investments	0	0
Net liability for future policy benefits, end of period	55	55
Less: Reinsurance recoverable:	0	0
Net liability for future policy benefits after reinsurance recoverable	$ 55	$ 55
Weighted average liability duration of the liability for future policy benefits (in years)	9 years 6 months	9 years 9 months 18 days